RELATED PARTY ACTIVITY (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Due to shareholders and other related parties	$ 1,094,360	$ 1,141,213	$ 741,577